APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

		Shares	Value
99.30%	COMMON STOCKS
12.08%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	81,645	$12,625,583
	AT&T, Inc.	22,207	628,014
	Charter Communications, Inc.(A)	1,356	499,727
	Comcast Corp. Class A	12,165	448,888
	Electronic Arts, Inc.	922	133,247
	Fox Corp. Class A	3,801	215,137
	The Interpublic Grou	2,927	79,497
	Match Group, Inc.	4,343	135,502
	Meta Platforms, Inc.	16,721	9,637,316
	Omnicom Group, Inc.	2,971	246,326
	Take-Two Interactive(A)	170	35,232
	T-Mobile US, Inc.	4,887	1,303,412
	Verizon Communications, Inc.	21,125	958,230
			26,946,111

11.42%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	42,345	8,056,560
	Aptiv plc ADR(A)	1,126	66,997
	Autozone, Inc.(A)	363	1,384,039
	Bath & Body Works, Inc.	1,848	56,031
	Best Buy Co., Inc.	1,391	102,392
	Booking Holdings, Inc.	363	1,672,308
	Borg-Warner, Inc.	2,217	63,517
	Caesars Entertainment, Inc.(A)	1,107	27,675
	Carnival Corporation ADR(A)	4,774	93,236
	Darden Restaurants, Inc.	651	135,252
	Deckers Outdoor Corp.(A)	842	94,144
	Domino’s Pizza, Inc.	841	386,397
	DR Horton, Inc.	2,609	331,682
	eBay, Inc.	2,561	173,457
	Expedia Group, Inc.	849	142,717
	Garmin Ltd. ADR	811	176,092
	General Motors Co.	7,539	354,559
	Genuine Parts Co.	1,088	129,624
	Hilton Worldwide Holdings, Inc.	5,039	1,146,624
	Home Depot, Inc.	6,063	2,222,029

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

	CONSUMER DISCRETIONARY Continued	Shares	Value
	Lennar Corp.	860	$98,711
	Lowe’s Companies, Inc.	7,667	1,788,174
	Lululemon Athletica, Inc. ADR(A)	1,817	514,320
	Marriott International Class A	3,899	928,742
	McDonald’s Corp.	3,661	1,143,587
	MGM Resorts International(A)	905	26,824
	Mohawk Industries, Inc.(A)	51	5,823
	NIKE, Inc.	7,017	445,439
	NVR, Inc.(A)	50	362,220
	O’Reilly Automotive, Inc.(A)	1,152	1,650,332
	Polo Ralph Lauren Corp.	267	58,938
	Pool Corp.	77	24,513
	Pulte Group, Inc.	2,496	256,589
	Ross Stores, Inc.	1,186	151,559
	Royal Caribbean Cruises ADR	1,293	265,634
	Tractor Supply Co.	2,421	133,397
	Ulta Beauty, Inc.(A)	473	173,373
	Yum! Brands, Inc.	3,984	626,922
			25,470,429

5.68%	CONSUMER STAPLES
	Altria Group, Inc.	9,979	598,940
	Archer-Daniels-Midland Co.	3,523	169,139
	Brown-Forman Corp. Class B	1,909	64,791
	Bunge Global Shares ADR	1,391	106,300
	Church & Dwight Co.	1,130	124,402
	The Coca-Cola Co	18,630	1,334,281
	Conagra Brands, Inc.	306	8,161
	Constellation Brands, Inc.	1,796	329,602
	Dollar General Corp.	2,017	177,355
	Dollar Tree, Inc.(A)	828	62,158
	General Mills, Inc.	2,608	155,932
	The Hershey Compan	1,663	284,423
	Hormel Foods Corp.	598	18,502
	Kenvue, Inc.	11,419	273,828
	Keurig Dr Pepper, Inc.	4,822	165,009
	The Kraft Heinz Co	3,797	115,543
	Kroger Co.	3,839	259,862
	Lamb Weston Holdings, Inc.	1,027	54,739

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

	CONSUMER STAPLES Continued	Shares	Value
	McCormick & Co., Inc.	568	$46,752
	Mondelez International Inc. Class A	5,747	389,934
	Monster Beverage Corp.(A)	6,338	370,900
	PepsiCo, Inc.	6,002	899,940
	Philip Morris International, Inc.	10,921	1,733,490
	The Procter & Gamble Co	11,924	2,032,088
	Sysco Corp.	3,064	229,923
	Target Corp.	2,390	249,420
	Walmart, Inc.	27,558	2,419,317
			12,674,731

3.42%	ENERGY
	APA Corp.	4,243	89,188
	Chevron Corp.	9,489	1,587,415
	ConocoPhillips	7,684	806,974
	Coterra Energy, Inc.	4,299	124,241
	Devon Energy Corp.	5,515	206,261
	Diamondback Energy, Inc.	1,184	189,298
	EOG Resources, Inc.	3,350	429,604
	Exxon Mobil Corp.	17,346	2,062,960
	Halliburton Co.	5,888	149,379
	Kinder Morgan, Inc.	2,711	77,345
	Marathon Petroleum Corp.	4,922	717,086
	Phillips 66	3,667	452,801
	Schlumberger Ltd. ADR	4,350	181,830
	Valero Energy Corp.	4,091	540,298
			7,614,680

14.69%	FINANCIALS
	Aflac, Inc.	1,561	173,568
	American Express Co.	4,566	1,228,482
	Aon plc ADR	4,810	1,919,623
	Arch Capital Group Ltd. ADR	1,616	155,427
	Assurant, Inc.	10	2,098
	Bank Of New York Mellon	145	12,161
	CBOE Global Markets, Inc.	925	209,318
	Chubb Ltd. ADR	906	273,603
	CME Group, Inc.	383	101,606
	Corpay, Inc.(A)	1,344	468,680

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

	FINANCIALS Continued	Shares	Value
	Discover Financial Services	1,453	$248,027
	FactSet Research Systems, Inc.	307	139,574
	Fidelity National Information Services, Inc.	6,651	496,697
	Fifth Third Bancorp	1,075	42,140
	Fiserv, Inc.(A)	10,641	2,349,852
	Globe Life, Inc.	587	77,320
	Hartford Financial Services Group, Inc.	907	112,223
	Jack Henry & Associates, Inc.	304	55,510
	JPMorgan Chase & Co.	7,324	1,796,577
	Marsh & McLennan Cos, Inc.	2,090	510,023
	Mastercard, Inc. Class A	20,563	11,270,992
	MetLife, Inc.	2,174	174,550
	Moody’s Corporation	1,020	475,004
	PayPal Holdings, Inc.(A)	5,512	359,658
	Principal Financial Group, Inc.	531	44,800
	Regions Financial Corp.	2,832	61,539
	S&P 500 Global, Inc.	1,327	674,249
	T Rowe Price Group, Inc.	616	56,592
	The Travelers Companies, Inc	317	83,834
	US Bancorp	1,435	60,586
	Visa, Inc. Class A	25,577	8,963,715
	W. R. Berkley Corp.	1,614	114,852
	Willis Towers Watson plc ADR	148	50,017
			32,762,897

14.23%	HEALTH CARE
	Abbott Laboratories	7,011	930,009
	Abbvie, Inc.	22,293	4,670,829
	Agilent Technologies, Inc.	1,726	201,907
	Align Technology, Inc.(A)	158	25,100
	Bio-Techne Corp.	394	23,100
	Bristol-Myers Squibb Co.	31,523	1,922,588
	Cardinal Health, Inc.	2,479	341,532
	Cencora, Inc.	3,766	1,047,287
	Centene Corp.(A)	1,327	80,562
	The Cigna Grou	688	226,352
	DaVita, Inc.(A)	980	149,911
	Dexcom, Inc.(A)	1,093	74,641
	Edwards Lifescience Corp.(A)	5,307	384,651

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

	HEALTH CARE Continued	Shares	Value
	Elevance Health, Inc.	641	$278,809
	GE Healthcare Technologies	1,916	154,640
	Gilead Sciences, Inc.	20,543	2,301,843
	HCA Healthcare, Inc.	2,017	696,974
	Hologic, Inc.(A)	899	55,531
	Humana, Inc.	675	178,605
	Idexx Laboratories, Inc.(A)	614	257,849
	Incyte Corp.(A)	2,470	149,558
	Iqvia Holdings, Inc.(A)	3,197	563,631
	Johnson & Johnson	26,119	4,331,575
	Labcorp Holdings, Inc.	321	74,710
	McKesson Corp.	2,512	1,690,551
	Medtronic plc ADR	4,637	416,681
	Merck & Company, Inc.	44,916	4,031,660
	Mettler-Toledo International, Inc.(A)	396	467,640
	Molina Healthcare, Inc.(A)	604	198,952
	Regeneron Pharmaceuticals, Inc.	576	365,316
	ResMed, Inc.	933	208,852
	Revvity, Inc.	264	27,931
	Solventum Corp.(A)	1,760	133,830
	Stryker Corp.	1,993	741,894
	Thermo Fisher Scientific, Inc.	2,486	1,237,034
	UnitedHealth Group, Inc.	3,402	1,781,798
	Vertex Pharmaceuticals(A)	1,468	711,716
	Viatris, Inc.	5,871	51,136
	Zimmer Biomet Holdings	746	84,432
	Zoetis, Inc.	2,834	466,618
			31,738,235

5.45%	INDUSTRIALS
	3M Co.	2,988	438,818
	A O Smith Corp.	354	23,137
	Allegion US Holding Co. ADR	835	108,934
	Automatic Data Processing, Inc.	2,310	705,774
	Broadridge Financial Solutions, Inc.	272	65,949
	Builders FirstSource, Inc.(A)	1,887	235,762
	Caterpillar, Inc.	2,564	845,607
	CH Robinson Worldwide, Inc.	393	40,243
	Cintas Corp.	1,281	263,284

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

INDUSTRIALS Continued	Shares	Value
CSX Corp.	15,397	$453,134
Cummins, Inc.	873	273,633
Delta Air Lines, Inc.	4,108	179,109
Dover Corp.	844	148,274
Equifax, Inc.	571	139,073
Expeditors International of Washington, Inc.	328	39,442
Fastenal Co.	1,166	90,423
FedEx Corp.	542	132,129
Generac Holdings, Inc.(A)	286	36,222
General Dynamics Corp.	897	244,504
Grainger WW, Inc.	225	222,262
Honeywell International	2,723	576,595
Huntington Ingalls Industries	21	4,285
IDEX Corp.	232	41,985
Illinois Tool Works, Inc.	1,363	338,038
Ingersoll Rand, Inc.	1,934	154,778
Jacobs Solutions, Inc.	643	77,732
JB Hunt Transport Services, Inc.	337	49,859
Johnson Controls International ADR	1,944	155,734
Leidos Holdings, Inc.	1,118	150,863
Lockheed Martin Corp.	1,220	544,986
Masco Corp.	2,632	183,029
Northrop Grumman Corp.	598	306,182
Old Dominion Freight	556	91,990
Otis Worldwide Corp.	6,357	656,042
Parker-Hannifin Corp.	633	384,769
Paychex, Inc.	1,139	175,725
Paycom Software, Inc.	95	20,756
Pentair plc ADR	1,292	113,024
Rockwell Automation, Inc.	312	80,615
Rollins, Inc.	906	48,951
RTX Corp.	2,671	353,801
Snap-on, Inc.	308	103,799
Southwest Airlines Co.	591	19,846
Textron, Inc.	302	21,820
Trane Technologies plc ADR	743	250,332
Transdigm Group, Inc.	267	369,338
Union Pacific Corp.	3,736	882,593
United Airlines Holdings(A)	2,351	162,337

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

	INDUSTRIALS Continued	Shares	Value
	United Rentals, Inc.	458	$287,029
	UPS, Inc. Class B	1,873	206,011
	Veralto Corp.	3,025	294,786
	Verisk Analytics, Inc.	376	111,905
	Wabtec Corp.	1,189	215,625
	Xylem, Inc.	329	39,302
			12,160,175

18.58%	INFORMATION TECHNOLOGY - Hardware
	Amphenol Corp. Class A	4,240	278,102
	Analog Devices, Inc.	1,866	376,316
	Apple, Inc.	69,749	15,493,345
	Broadcom, Inc.	40,447	6,772,041
	Corning, Inc.	2,981	136,470
	Dell Technologies	6,674	608,335
	Enphase Energy, Inc.(A)	678	42,070
	HP, Inc.	17,178	475,659
	International Business Machines Corp.	2,475	615,434
	Jabil, Inc.	322	43,815
	Keysight Technologies, Inc.(A)	838	125,507
	Lam Research Corp.	11,151	810,678
	Microchip Technology, Inc.	4,293	207,824
	Motorola Solutions, Inc.	727	318,288
	Nvidia Corp.	111,996	12,138,126
	NXP Semiconductors NV ADR	1,382	262,663
	ON Semiconductor Corp.(A)	3,277	133,341
	Qorvo, Inc.(A)	107	7,748
	Qualcomm, Inc.	5,586	858,065

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

	INFORMATION TECHNOLOGY Continued	Shares	Value
	Roper Technologies, Inc.	800	$471,664
	Skyworks Solutions, Inc.	912	58,943
	Super Micro Computer, Inc.(A)	1,757	60,160
	TE Connectivity plc ADR	628	88,749
	Teledyne Technologies, Inc.(A)	97	48,278
	Texas Instruments, Inc.	5,617	1,009,375
			41,440,996

11.72%	INFORMATION TECHNOLOGY - Software & Services
	Accenture plc Class A ADR	5,554	1,733,070
	Adobe, Inc.(A)	4,374	1,677,560
	Applied Materials, Inc.	8,649	1,255,143
	Arista Networks, Inc.(A)	3,599	278,851
	Autodesk, Inc.(A)	837	219,127
	Cadence Design Systems(A)	788	200,412
	CDW Corp.	2,322	372,124
	Cognizant Tech Solutions	2,389	182,758
	EPAM Systems, Inc.(A)	14	2,364
	F5, Inc.(A)	23	6,124
	Fair Isaac Corp.(A)	204	376,209
	Fortinet, Inc.(A)	3,920	377,339
	Gartner Group, Inc.(A)	1,283	538,526
	GoDaddy, Inc.(A)	631	113,668
	Hewlett-Packard Enterprise	9,320	143,808
	Juniper Networks, Inc.	1,176	42,559
	KLA Corp.	1,240	842,952
	Microsoft Corp.	37,821	14,197,625
	NetApp, Inc.	1,054	92,583
	NortonLifeLock, Inc.	3,761	99,817
	Oracle Corp.	15,423	2,156,290
	Salesforce, Inc.	2,175	583,683
	Synopsys, Inc.(A)	408	174,971
	Verisign, Inc.(A)	1,844	468,136
			26,135,699

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

		Shares	Value
1.07%	MATERIALS
	Amcor plc ADR	6,999	$67,890
	Avery Dennison Corp.	288	51,255
	Ball Corporation	1,157	60,245
	Celanese Corp. Class A	289	16,407
	CF Industries Holdings, Inc.	1,373	107,300
	Corteva, Inc.	796	50,092
	Dow, Inc.	683	23,850
	Eastman Chemical Co.	42	3,701
	Freeport-McMoran, Inc.	6,724	254,571
	International Paper Co.	1,661	88,614
	LyondellBasell Industries NV ADR	1,663	117,075
	Martin Marietta Materials, Inc.	191	91,323
	The Mosaic Co	3,212	86,756
	Nucor Corp.	2,120	255,121
	Packaging Corp. of America	236	46,733
	PPG Industries, Inc.	1,071	117,114
	The Sherwin-Williams Co	2,040	712,348
	Steel Dynamics, Inc.	1,419	177,489
	Vulcan Materials Co.	232	54,126
			2,382,010
0.83%	REAL ESTATE
	American Tower Corporate REIT	3,094	673,254
	AvalonBay Communities, Inc. REIT	6	1,288
	Camden Property Trust REIT	291	35,589
	Crown Castle, Inc. REIT	1,858	193,659
	Equity Residential REIT	579	41,445
	Essex Property Trust, Inc. REIT	27	8,277
	Federal Realty Investment Trust REIT	211	20,640
	Healthpeak Properties, Inc. REIT	4,537	91,738
	Host Hotels & Resorts, Inc. REIT	3,021	42,928
	Kimco Realty Corp. REIT	398	8,454
	Mid-America Apartment Communities REIT	298	49,939
	Millrose Properties, Inc. REIT	418	11,081
	Public Storage REIT	535	160,120
	Simon Property Group, Inc. REIT	2,459	408,391
	UDR, Inc. REIT	991	44,763
	Ventas, Inc. REIT	531	36,512
	Weyerhaeuser Co. REIT	833	24,390
			1,852,468

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments

March 31, 2025 (unaudited)

		Shares	Value
0.13%	UTILITIES
	Atmos Energy Corp.	88	$13,603
	Consolidated Edison, Inc.	660	72,989
	NRG Energy, Inc.	1,277	121,902
	Public Service Enterprise Group, Inc.	826	67,980
			276,474

99.30%	TOTAL COMMON STOCKS		221,454,905

0.00%	WARRANTS
	Abiomed, Inc.		0

0.00%	TOTAL WARRANTS		0

99.30%	TOTAL INVESTMENTS		221,454,905

0.70%	Other assets, net of liabilities		1,553,744
100.00%	NET ASSETS		$223,008,649

(A) Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$221,454,905			$221,454,905
WARRANTS			—	—
TOTAL INVESTMENTS	$221,454,905		—	$221,454,905

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $206,957,261, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,651,516
Gross unrealized depreciation	(9,153,872)
Net unrealized appreciation	$14,497,644